Cover - shares	12 Months Ended
	Jun. 30, 2024	Jan. 24, 2025
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	false
Document Transition Report	false
Document Shell Company Report	true
Document Shell Company Event Date	Jan. 24, 2025
Document Period End Date	Jun. 30, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--06-30
Entity File Number	001-42488
Entity Registrant Name	Gamehaus Holdings Inc.
Entity Central Index Key	0002000530
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	5th Floor
Entity Address, Address Line Two	Building 2
Entity Address, Address Line Three	No. 500 Shengxia Road
Entity Address, City or Town	Pudong New District
Entity Address, Country	CN
Entity Address, Postal Zip Code	201210
Title of 12(b) Security	Class A Ordinary Shares, $0.0001 par value per share
Trading Symbol	GMHS
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	3487
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding		37,971,264
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding		15,598,113
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5th Floor
Entity Address, Address Line Two	Building 2
Entity Address, Address Line Three	No. 500 Shengxia Road
Entity Address, City or Town	Pudong New District
Entity Address, Country	CN
Entity Address, Postal Zip Code	201210
City Area Code	+86
Local Phone Number	13918168014
Contact Personnel Name	Ms. Ling Yan